NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2025, 2024 and 2023:

	Years Ended December 31,
	2025	2024	2023
	(in thousands)
Numerator:
Net loss	$(7,950)	$(4,368)	$(3,851)
Denominator:
Weighted average shares outstanding-Basic	9,190	9,150	9,113
Potentially dilutive ordinary share equivalents-stock options and restricted stock	—	—	—
Weighted average shares outstanding–Diluted	9,190	9,150	9,113
Net loss per share–Basic	$(0.87)	$(0.48)	$(0.42)
Net loss per share–Diluted	$(0.87)	$(0.48)	$(0.42)